Commitments Commitments - Additional Information (Detail) $ in Millions	12 Months Ended
	Nov. 30, 2015 USD ($) Passenger ship	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)
Commitments [Line Items]
Anticipated payment for cost of ships due in 2020	$ 2,400
Rent expense under operating leases	$ 70	$ 63	$ 61
Ship Commitments
Commitments [Line Items]
Ships under contract for construction | ship	17
Aggregate passenger capacity of ships under contract for construction | Passenger	61,300
Estimated total cost of ships under contract	$ 11,900
Payment for ships under construction	800
Anticipated payment for cost of ships due in 2016	1,900
Anticipated payment for cost of ships due in 2017	1,300
Anticipated payment for cost of ships due in 2018	2,500
Anticipated payment for cost of ships due in 2019	$ 3,000